WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 50.6%
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.9%
AT&T Inc., Senior Notes	0.900%	3/25/24	$3,290,000	$3,138,178
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,560,000	1,485,981	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	780,000	743,444
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	710,000	636,223
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	439,824
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	5.964%	5/15/25	3,290,000	3,342,598	(b)

Total Diversified Telecommunication Services				9,786,248

Entertainment - 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,440,000	1,373,901	(a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	1,190,000	1,092,143	(a)

Total Entertainment				2,466,044

Media - 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	648,413	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	6.464%	2/1/24	2,710,000	2,731,051	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,170,000	3,102,992
Comcast Corp., Senior Notes	3.950%	10/15/25	1,410,000	1,371,180
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	109,119	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,233,876

Total Media				9,196,631

Wireless Telecommunication Services - 0.7%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	503,760
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,990,000	2,864,687
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	79,566

Total Wireless Telecommunication Services				3,448,013

TOTAL COMMUNICATION SERVICES				24,896,936

CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.6%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,400,000	1,348,477
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,660,032
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	610,000	568,993
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	910,000	854,014

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	$1,600,000	$1,397,958
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	966,077	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	950,000	933,867	(a)
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	191,955

Total Automobiles				7,921,373

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,880,000	2,670,622
McDonald’s Corp., Senior Notes	3.700%	1/30/26	320,000	308,876
Sands China Ltd., Senior Notes	2.800%	3/8/27	330,000	281,230
Sands China Ltd., Senior Notes	3.350%	3/8/29	220,000	180,001

Total Hotels, Restaurants & Leisure				3,440,729

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	123,993

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,700,000	1,608,775
eBay Inc., Senior Notes	1.400%	5/10/26	790,000	702,396

Total Internet & Direct Marketing Retail				2,311,171

Multiline Retail - 0.0%††
Target Corp., Senior Notes	2.250%	4/15/25	90,000	85,060

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	2.700%	4/15/25	330,000	314,887
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	288,150

Total Specialty Retail				603,037

TOTAL CONSUMER DISCRETIONARY				14,485,363

CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	5.546%	1/12/24	1,655,000	1,659,170	(b)

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	1.050%	9/17/26	770,000	676,640

Household Products - 0.2%
GSK Consumer Healthcare Capital UK PLC, Senior Notes	3.125%	3/24/25	1,130,000	1,074,757

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,010,000	947,218
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,730,000	1,586,148
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	850,000	755,316

Total Tobacco				3,288,682

TOTAL CONSUMER STAPLES				6,699,249

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron USA Inc., Senior Notes	0.687%	8/12/25	$170,000	$153,466
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	113,356	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,830,000	2,850,589
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,080,000	2,855,373
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	27,787	(b)(c)
Energy Transfer LP, Senior Notes	4.500%	4/15/24	730,000	720,736
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,340,000	1,311,893
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	630,991
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	3,110,000	2,987,897
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,040,000	1,992,771
EQT Corp., Senior Notes	3.125%	5/15/26	1,800,000	1,648,631	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	512,658
EQT Corp., Senior Notes	5.000%	1/15/29	40,000	37,464
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	190,000	182,479
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,690,000	1,651,340
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,250
MPLX LP, Senior Notes	1.750%	3/1/26	1,350,000	1,207,963
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	655,588
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	154,605
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,400,000	1,405,565
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,210,000	1,077,914
QatarEnergy, Senior Notes	1.375%	9/12/26	1,620,000	1,437,944	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	5.273%	11/13/23	1,030,000	1,031,986	(b)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,630,000	1,603,743
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,020,000	2,142,590
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	180,702
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,800,000	1,711,926
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	960,000	954,605

TOTAL ENERGY				31,291,812

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 22.0%
Banks - 15.1%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$1,600,000	$1,496,472	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	3,840,000	3,484,925	(b)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	4,050,000	4,012,660	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	5.555%	3/5/24	1,800,000	1,800,001	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	5.775%	7/23/24	1,000,000	1,002,316	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	740,000	724,954	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	5.529%	9/15/26	200,000	200,364	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	1,650,000	1,548,973
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	603,324
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	687,130
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	6.252%	5/16/24	1,400,000	1,400,845	(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,772,592	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	400,000	395,950	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	850,000	836,212	(a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	400,000	391,380	(b)(c)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	2,570,000	2,484,615	(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,780,000	2,626,321	(b)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	1,060,000	1,051,267	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,491,609	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,192,799	(b)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	308,029	(a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	513,245	(a)(b)

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	$900,000	$826,264	(a)(b)
Danske Bank A/S, Senior Notes (1.226% to 6/22/23 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.226%	6/22/24	500,000	492,491	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,380,000	3,309,010	(a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,073,741	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	461,102	(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	5.915%	5/18/24	1,750,000	1,752,543	(b)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,149,090	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,740,000	2,545,499	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	5.660%	1/10/25	1,690,000	1,694,547	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,980,000	2,941,822	(b)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	4.820%	1/3/24	1,720,000	1,719,226	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	243,619	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	400,000	389,538	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,526,430	(a)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,230,000	1,183,473
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,750,000	2,413,742
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	800,000	698,867	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	191,799
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	5.592%	10/16/23	1,200,000	1,202,586	(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,877,333	(a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,040,000	2,664,636

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	$4,370,000	$4,327,110	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,850,000	4,511,649	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,672,808	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	1,906,339

Total Banks				76,801,247

Capital Markets - 6.0%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	960,999
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	417,413
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,793,428
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,201,613
Credit Suisse AG, Senior Notes	0.520%	8/9/23	610,000	590,253
Credit Suisse AG, Senior Notes	0.495%	2/2/24	570,000	537,515
Credit Suisse AG, Senior Notes	7.950%	1/9/25	300,000	303,109
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,059,609	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,290,925
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	144,539
Goldman Sachs Group Inc., Senior Notes (0.657% to 9/10/23 then SOFR + 0.505%)	0.657%	9/10/24	3,000,000	2,916,352	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,114,382	(b)
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	5.008%	1/25/24	2,360,000	2,359,262	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	8,320,000	7,322,629	(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	6.063%	5/8/24	450,000	451,866	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	2,080,000	2,032,563	(b)
UBS AG, Senior Notes	1.250%	6/1/26	800,000	704,735	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	580,946	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	563,645	(a)(b)

Total Capital Markets				30,345,783

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	$500,000	$495,252
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	987,922
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	462,375	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	750,000	710,043	(a)

Total Diversified Financial Services				2,655,592

Insurance - 0.4%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	177,498
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,335,799	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	352,826	(a)

Total Insurance				1,866,123

TOTAL FINANCIALS				111,668,745

HEALTH CARE - 4.5%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,130,000	2,031,790
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	291,117
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	720,000	707,592

Total Biotechnology				3,030,499

Health Care Equipment & Supplies - 0.0%††
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	186,000	181,299

Health Care Providers & Services - 2.9%
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	369,980
Centene Corp., Senior Notes	4.625%	12/15/29	110,000	100,710
Cigna Group., Senior Notes	3.500%	6/15/24	1,180,000	1,151,649
Cigna Group., Senior Notes (3 mo. USD LIBOR + 0.890%)	5.682%	7/15/23	2,585,000	2,589,610	(b)
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,440,000	2,351,306
CVS Health Corp., Senior Notes	3.875%	7/20/25	3,160,000	3,062,758
CVS Health Corp., Senior Notes	3.000%	8/15/26	250,000	232,110
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	294,935
Humana Inc., Senior Notes	1.350%	2/3/27	2,040,000	1,757,167
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,670,000	1,577,655
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	288,101
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	990,000	944,840

Total Health Care Providers & Services				14,720,821

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 1.0%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	$1,670,000	$1,479,802
Bristol-Myers Squibb Co., Senior Notes	0.750%	11/13/25	510,000	457,040
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,775,819
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	186,073

Total Pharmaceuticals				4,898,734

TOTAL HEALTH CARE				22,831,353

INDUSTRIALS - 4.3%
Aerospace & Defense - 1.8%
Boeing Co., Senior Notes	1.433%	2/4/24	3,290,000	3,164,530
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	838,408
Boeing Co., Senior Notes	2.750%	2/1/26	2,910,000	2,698,351
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	973,022
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,180,000	1,045,061
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	153,242

Total Aerospace & Defense				8,872,614

Airlines - 0.9%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	720,930
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	714,789	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	40,000	37,236	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	415,967	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,515,352	(a)

Total Airlines				4,404,274

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	192,019

Electrical Equipment - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	95,675	(a)

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.000%	2/14/25	400,000	376,131
Honeywell International Inc., Senior Notes	1.100%	3/1/27	2,530,000	2,200,966

Total Industrial Conglomerates				2,577,097

Machinery - 0.4%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	140,000	135,896
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,140,000	1,008,236
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	740,000	656,665

Total Machinery				1,800,797

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	$1,400,000	$1,240,281
XPO Inc., Senior Notes	6.250%	5/1/25	22,000	22,032	(a)

Total Road & Rail				1,262,313

Trading Companies & Distributors - 0.5%
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	238,313
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,380,000	2,078,709
Air Lease Corp., Senior Notes	5.300%	2/1/28	290,000	282,008

Total Trading Companies & Distributors				2,599,030

TOTAL INDUSTRIALS				21,803,819

INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment, Instruments & Components - 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,530,000	1,335,315

IT Services - 0.4%
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	490,000	469,302
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,330,000	1,232,964
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	477,603

Total IT Services				2,179,869

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	300,000	295,596
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,470,000	1,384,895
Intel Corp., Senior Notes	1.600%	8/12/28	1,600,000	1,346,210
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,650,000	1,541,960
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	9,316
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	965,946

Total Semiconductors & Semiconductor Equipment				5,543,923

Software - 0.8%
Oracle Corp., Senior Notes	3.400%	7/8/24	2,200,000	2,141,873
Workday Inc., Senior Notes	3.500%	4/1/27	2,260,000	2,111,947

Total Software				4,253,820

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	1.400%	8/5/28	2,560,000	2,163,417

TOTAL INFORMATION TECHNOLOGY				15,476,344

MATERIALS - 1.1%
Metals & Mining - 0.9%
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,482,566	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,320,000	1,172,219	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	$1,000,000	$1,021,235
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	620,000	584,144

Total Metals & Mining				4,260,164

Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,250,000	1,098,440	(a)

TOTAL MATERIALS				5,358,604

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	365,748	(a)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	600,000	596,873
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,050,000	985,202

TOTAL UTILITIES				1,582,075

TOTAL CORPORATE BONDS & NOTES (Cost - $275,964,732)				256,460,048

ASSET-BACKED SECURITIES - 19.9%
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	6.758%	1/20/32	450,000	449,010	(a)(b)
AccessLex Institute, 2007-A A3 (3 mo. USD LIBOR + 0.300%)	5.258%	5/25/36	813,562	790,211	(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.645%)	5.262%	12/25/35	1,680,638	1,585,196	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	5.322%	10/25/35	535,080	496,543	(b)
AMMC CLO Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	5.832%	10/17/31	3,120,000	3,085,589	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	600,000	543,348	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	940,000	824,404	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	799,802	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	6.115%	11/20/30	540,000	531,444	(a)(b)
Bayview Financial Mortgage Pass-Through Trust, 2006-A M3 (1 mo. USD LIBOR + 0.975%)	5.610%	2/28/41	91,237	91,072	(b)

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	5.866%	4/24/29	$498,310	$496,522	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	5.808%	4/20/31	650,000	642,404	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	5.741%	8/19/38	1,250,000	1,229,687	(a)(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	5.168%	7/15/27	900,000	901,957	(b)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	5.858%	7/20/31	1,590,000	1,577,082	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	736,674	705,372	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,570,000	2,399,868	(a)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	6.592%	1/15/32	530,000	525,144	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	6.642%	10/15/31	327,067	325,756	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	5.825%	4/23/29	211,250	210,132	(a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,034,173	872,747	(a)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	479,296	390,289	(a)
Commonbond Student Loan Trust, 2021-BGS A	1.170%	9/25/51	1,097,001	892,047	(a)
CQS US CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.220%)	6.028%	1/20/35	1,000,000	990,260	(a)(b)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	7.702%	8/9/24	935,000	916,714	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	6.012%	1/15/29	212,040	211,817	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	4.808%	2/15/29	128,396	127,527	(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.832%	4/15/34	250,000	245,159	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	5.967%	7/26/66	1,743,825	1,725,616	(a)(b)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	1,700,000	1,587,215	(a)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	898,199	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	636,908
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	850,000	767,552
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	4,801,986	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.336%	8/5/33	$1,040,000	$1,018,738	(a)(b)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	6.456%	2/5/31	1,480,000	1,432,328	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	6.486%	5/5/32	1,220,000	1,204,842	(a)(b)
Golub Capital Partners CLO Ltd., 2020-49A AR (3 mo. USD LIBOR + 1.530%)	6.338%	8/26/33	690,000	676,036	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	850,375	674,864	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	6.646%	12/20/29	1,449,675	1,451,322	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	5.608%	7/15/39	1,280,000	1,258,151	(a)(b)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.890%)	6.556%	4/26/31	1,017,000	1,009,049	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	6.068%	1/20/30	419,501	417,823	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	7.108%	1/20/30	820,000	796,267	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	371,446	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,308,605	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	5.590%	9/17/36	1,440,000	1,394,234	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	518,236	438,526	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.750%)	5.367%	10/25/35	570,758	555,715	(b)
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	5.671%	2/15/39	1,300,000	1,275,938	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1 mo. USD LIBOR + 0.560%)	5.177%	9/25/34	242,744	239,438	(b)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. USD LIBOR + 0.990%)	5.798%	4/20/32	760,000	753,457	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	5.912%	10/18/31	530,000	523,558	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004- WMC5 M1 (1 mo. USD LIBOR + 0.930%)	5.547%	7/25/35	421,478	406,740	(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	5.671%	10/16/36	1,390,000	1,369,721	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	6.392%	7/15/29	$500,000	$485,475	(a)(b)
Midocean Credit CLO, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	5.965%	2/20/31	1,670,000	1,644,647	(a)(b)
Midocean Credit CLO, 2018-9A B (3 mo. USD LIBOR + 1.750%)	6.558%	7/20/31	2,020,000	1,966,147	(a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.688%	9/25/57	960,000	927,857	(a)(b)
MMAF Equipment Finance LLC, 2019-A A5	3.080%	11/12/41	900,000	871,790	(a)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.580%)	5.197%	2/25/36	1,154,398	1,141,302	(b)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	6.368%	3/30/25	890,000	896,331	(a)(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	728,539	662,000	(a)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	5.788%	12/15/28	100,065	100,066	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	54,208	51,888	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	5.488%	1/15/43	191,934	189,419	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	5.217%	4/25/40	843,347	821,360	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	5.917%	3/25/66	1,010,000	1,011,239	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	5.217%	12/26/69	646,653	634,244	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	5.217%	9/25/42	366,960	358,783	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	5.621%	4/20/62	1,550,000	1,495,130	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	595,966	533,998	(a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. USD LIBOR + 0.740%)	5.338%	4/20/62	1,298,834	1,277,969	(a)(b)
Neuberger Berman CLO Ltd., 2014-17A BR2 (3 mo. USD LIBOR + 1.500%)	6.315%	4/22/29	750,000	737,063	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	5.547%	8/25/34	402,691	393,231	(b)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	6.042%	5/25/33	147,439	136,487	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	5.327%	12/25/33	993,083	960,827	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. USD LIBOR + 0.950%)	5.742%	7/15/29	$651,324	$646,895	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.869%	2/14/31	260,000	257,275	(a)(b)
Octagon Investment Partners Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	5.968%	7/20/34	750,000	737,113	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	5.962%	5/23/31	760,000	754,054	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	5.397%	11/25/34	354,533	341,605	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	238,425	193,562
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,346,336	(a)
Parliament Funding Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.250%)	6.058%	10/20/31	1,610,953	1,596,224	(a)(b)
Rad CLO Ltd., 2021-15A A (3 mo. USD LIBOR + 1.090%)	5.898%	1/20/34	1,710,000	1,690,359	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.773%	8/25/33	193,635	176,714	(b)
RR Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	5.882%	1/15/30	650,000	646,883	(a)(b)
Saranac CLO Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	6.603%	6/22/30	1,100,000	1,088,378	(a)(b)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	36,569	34,886
Sierra Timeshare Receivables Funding LLC, 2018-2A A	3.500%	6/20/35	638,903	629,034	(a)
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	6.458%	10/20/31	420,000	419,667	(a)(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	5.039%	12/15/39	1,304,494	1,224,042	(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	9.338%	10/15/41	1,451,762	1,558,284	(a)(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	5.439%	12/17/68	723,004	709,114	(a)(b)
SLM Student Loan Trust, 2005-4 B (3 mo. USD LIBOR + 0.180%)	4.998%	7/25/55	164,756	152,472	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	4.958%	10/25/28	81,739	81,501	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	4.968%	10/25/29	92,294	91,794	(b)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	4.988%	1/25/41	$686,267	$649,090	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	4.968%	3/25/44	989,731	956,206	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	5.167%	5/26/55	778,226	753,312	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	5.267%	6/26/28	819,978	798,217	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	6.038%	2/17/32	95,874	95,381	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	564,900	496,977	(a)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	394,809	338,897	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	568,648	506,090	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	5.388%	1/15/53	2,775,108	2,715,766	(a)(b)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	343,876	301,244	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	543,035	491,639	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,266,982	1,143,884	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	544,494	478,635	(a)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	5.758%	1/17/32	1,210,000	1,201,233	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	905,174	776,003	(a)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	5.985%	10/18/31	250,000	248,238	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	5.832%	1/15/32	350,000	346,769	(a)(b)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	889,751	862,934	(a)
Wellfleet CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.220%)	6.012%	7/15/34	1,810,000	1,770,733	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	5.946%	7/24/32	1,040,000	1,030,918	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	6.036%	10/24/34	1,221,000	1,207,710	(a)(b)
Whitehorse Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	6.042%	10/15/31	300,000	297,504	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $105,839,873)				100,992,202

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 17.4%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	5.461%	9/15/34	$500,000	$490,363	(a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	326,022	262,682	(a)(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	5.462%	10/15/38	1,890,000	1,777,043	(a)(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	5.681%	11/17/38	777,524	760,982	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	5.676%	1/16/37	1,461,235	1,435,360	(a)(b)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	5.511%	1/18/36	1,005,898	987,768	(a)(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.041%	9/15/54	12,402,817	695,106	(a)(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	512,740
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	5.838%	7/15/35	910,000	894,149	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	374,176	350,590	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	898,817	(a)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	5.438%	11/15/38	2,510,000	2,470,337	(a)(b)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. USD LIBOR + 0.921%)	5.509%	12/15/38	1,700,000	1,672,201	(a)(b)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. USD LIBOR + 0.670%)	5.258%	6/15/38	1,091,730	1,073,437	(a)(b)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	5.288%	9/15/36	1,460,000	1,426,534	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	5.552%	1/17/39	1,570,000	1,543,999	(a)(b)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	5.224%	10/15/26	1,930,000	1,885,078	(a)(b)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	5.578%	2/15/38	722,656	705,095	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	5.658%	12/15/37	990,000	987,445	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	258,252	221,145	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	4.917%	8/25/35	1,243	1,137	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	5.197%	10/25/35	5,106	4,677	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	4.817%	1/25/36	1,928	1,710	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	$976,329	$864,014	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	303,030
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	1,269,558	1,120,710	(a)(b)
CSMC Trust, 2014-11R 15A2	3.763%	1/27/36	430,357	392,986	(a)(b)
CSMC Trust, 2015-12R 2A1	3.615%	11/30/37	28,331	28,317	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/1/23 then 3.573%)	2.573%	7/25/49	107,622	100,750	(a)
CSMC Trust, 2019-AFC1 A2, Step bond (2.776% to 8/25/23 then 3.776%)	2.776%	7/25/49	236,636	221,370	(a)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/1/23 then 3.877%)	2.877%	7/25/49	236,636	220,763	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,219,997	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	406,713	376,184	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.500%)	8.088%	12/15/35	310,000	309,226	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	441,179	352,816	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	441,179	314,308	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	551,751	452,885	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	918,964	722,748	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	532,831	441,971	(a)(b)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	535,215	461,370	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	724,115	667,673	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	890,375	785,018	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,785,795	1,551,069	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	155,305	153,845	(a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,736,426	1,517,897	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	668,196	539,946	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	347,492	296,433	(a)(b)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	5.289%	11/15/38	2,720,000	2,651,693	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	5.224%	8/25/29	1,200,000	1,201,149	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	4.938%	11/15/40	4,594	4,593	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (1 mo. USD LIBOR + 0.450%)	5.067%	9/25/49	$761,949	$746,994	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	6.467%	2/25/50	508,511	512,648	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.584%	10/25/33	850,000	845,385	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.134%	1/25/34	1,387,333	1,382,068	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	5.984%	10/25/41	1,540,000	1,480,965	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.884%	2/25/42	1,600,000	1,565,848	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	2.902%	6/1/28	239	237	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 M2 (30 Day Average SOFR + 2.300%)	6.784%	8/25/33	370,000	371,059	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	9.867%	10/25/23	108,586	111,299	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	9.017%	1/25/24	170,283	174,944	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	7.217%	5/25/24	596,725	604,080	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	9.517%	11/25/24	58,632	61,029	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	9.617%	11/25/24	$10,369	$10,474	(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	6.767%	10/25/30	320,000	320,736	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.584%	3/25/42	1,430,000	1,446,902	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	7.442%	6/25/42	1,072,489	1,095,146	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	1.512%	3/25/27	3,033	2,990	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	87,832	86,128	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.512%	3/25/42	642,960	620,758	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.899%	8/25/43	409,354	400,899	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.736%	8/25/42	319,852	306,379	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	5.017%	5/25/42	58,973	58,612	(b)
GCAT Trust, 2020-NQM1 A3	2.554%	1/25/60	1,064,317	1,024,321	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	4.892%	2/20/61	59,121	58,889	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	4.792%	3/20/63	234,317	232,400	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	5.392%	3/20/66	1,675,274	1,652,767	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	4.892%	7/20/67	427,256	424,936	(b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.806%	4/20/70	3,058,789	2,972,888	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.726%	9/20/71	$3,383,100	$3,322,135	(b)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. USD LIBOR + 0.350%)	4.836%	3/20/23	62,167	62,256	(a)(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	5.538%	10/15/36	1,110,000	1,054,908	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	5.331%	6/20/35	240,807	217,463	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	5.491%	6/20/35	197,905	177,654	(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	5.137%	11/25/35	183,468	160,452	(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.394%	3/25/50	311,748	272,838	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	43,780	38,804	(a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	1,015,936	942,609	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	652,633	605,495	(a)
Legacy Mortgage Asset Trust, 2021-GS5 A1 (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	1,374,451	1,242,814	(a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	598,120	568,337	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	422,594	404,476
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.975%)	5.563%	11/15/34	181,410	178,730	(a)(b)
MSC Trust, 2021-ILP A (1 mo. USD LIBOR + 0.778%)	5.366%	11/15/23	2,103,045	2,058,084	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	145,954	134,126	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	98,055	89,879	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	298,630	281,671	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	735,899	673,697	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	882,221	724,101	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	4.947%	8/25/35	96,801	85,811	(b)

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	$238,430	$225,926
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	721,531	562,063	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	727,863	558,835	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	965,529	749,414	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	915,655	748,009	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.072%	10/15/36	1,014,354	985,980	(a)(b)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	5.590%	8/9/37	1,035,008	1,006,601	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	7.267%	5/27/23	162,773	160,843	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 3.700%)	8.362%	11/27/31	147,220	144,454	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	234,464	204,253	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,191,248	948,693	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,692	2,897
Ready Capital Mortgage Financing LLC, 2021-FL6 A (1 mo. USD LIBOR + 0.950%)	5.567%	7/25/36	1,138,773	1,110,082	(a)(b)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. USD LIBOR + 0.450%)	5.067%	11/25/33	29,823	29,152	(b)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	5.738%	5/15/38	920,000	846,821	(a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.563%	1/15/39	1,560,000	1,529,853	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	5.319%	11/15/38	2,110,000	2,066,870	(a)(b)
Structured ARM Loan Trust, 2004-2 1A1	4.154%	3/25/34	81,011	74,611	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.635%	6/25/35	325,991	287,253	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 1.050%)	5.622%	11/11/34	291,629	287,366	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	151,610	144,287	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	842,030	(a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. USD LIBOR + 2.150%)	6.767%	10/25/48	1,460,000	1,446,911	(a)(b)
Towd Point Mortgage Trust, 2019-HY2 M2 (1 mo. USD LIBOR + 1.900%)	3.651%	5/25/58	1,260,000	1,243,161	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	5.077%	4/25/45	716,341	692,481	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	21

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	5.197%	7/25/45	$1,061,736	$981,231	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	5.337%	7/25/45	340,292	314,052	(b)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	91,521	88,231

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $94,536,436)				88,481,637

MORTGAGE-BACKED SECURITIES - 4.1%
FHLMC - 2.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	2,130,708	1,961,902
Federal Home Loan Mortgage Corp. (FHLMC)	3.269%	1/1/49	4,652,307	4,398,394	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.777%	8/1/51	5,782,406	5,146,275	(b)

Total FHLMC				11,506,571

FNMA - 1.8%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,650,320	1,535,949
Federal National Mortgage Association (FNMA)	3.000%	4/1/38-2/1/40	1,907,090	1,760,898
Federal National Mortgage Association (FNMA)	4.500%	11/1/38-1/1/59	1,100,361	1,080,718
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	4,502,893	4,511,855
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.445%	9/1/37	264,394	269,533	(b)

Total FNMA				9,158,953

GNMA - 0.0%††
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	25,688	23,956
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	157,306	134,904

Total GNMA				158,860

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $22,648,344)				20,824,384

SENIOR LOANS - 2.3%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	6.368%	4/30/25	763,432	763,482	(b)(e)(f)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.368%	2/1/27	494,885	491,235	(b)(e)(f)

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	7.135%	9/18/26	$493,014	$492,662	(b)(e)(f)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	7.885%	3/15/26	569,939	566,813	(b)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.088%	1/31/28	590,000	579,778	(b)(e)(f)

TOTAL COMMUNICATION SERVICES				2,893,970

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.885%	4/30/26	550,000	548,713	(b)(e)(f)

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	7.517%	9/23/26	861,059	860,590	(b)(e)(f)

Hotels, Restaurants & Leisure - 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	6.385%	11/19/26	58,690	58,308	(b)(e)(f)

Specialty Retail - 0.3%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.385%	3/6/28	491,275	484,980	(b)(e)(f)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	7.385%	10/19/27	489,975	475,582	(b)(e)(f)
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	8.125%	2/17/28	544,459	533,912	(b)(e)(f)

Total Specialty Retail				1,494,474

TOTAL CONSUMER DISCRETIONARY				2,962,085

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.618%	8/4/28	541,729	538,392	(b)(e)(f)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	23

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 0.4%
Diversified Financial Services - 0.3%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	7.732%	3/20/28	$544,459	$521,463	(b)(e)(f)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	6.730%	11/5/28	550,000	546,563	(b)(e)(f)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.661%	1/13/29	544,500	540,961	(b)(e)(f)

Total Diversified Financial Services				1,608,987

Insurance - 0.1%
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	7.885%	7/31/27	544,458	509,294	(b)(e)(f)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.912%	8/21/28	48,111	45,441	(b)(e)(f)

Total Insurance				554,735

TOTAL FINANCIALS				2,163,722

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	6.635%	11/15/27	468,636	457,068	(b)(e)(f)

Pharmaceuticals - 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.135%	5/5/28	444,113	443,915	(b)(e)(f)

TOTAL HEALTH CARE				900,983

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.135%	10/1/26	450,560	450,785	(b)(e)(f)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	6.730%	12/30/26	822,752	821,510	(b)(e)(f)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	6.330%	2/24/25	500,000	499,782	(b)(e)(f)

Total Road & Rail				1,321,292

TOTAL INDUSTRIALS				1,772,077

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	491,162	484,838	(b)(e)(f)

TOTAL SENIOR LOANS (Cost - $11,840,905)				11,716,067

SOVEREIGN BONDS - 0.6%
Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,200,000	1,147,512	(g)

See Notes to Schedule of Investments.

24	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - 0.4%
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	$1,910,000	$1,866,297	(a)

TOTAL SOVEREIGN BONDS (Cost - $3,175,674)				3,013,809

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
Federal Farm Credit Banks Funding Corp., Bonds (Cost - $619,221)	3.375%	8/26/24	620,000	604,446

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	88	220,000	78,650
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	208	520,000	213,200

TOTAL PURCHASED OPTIONS (Cost - $270,634)				291,850

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $514,895,819)				482,384,443

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.1%
COMMERCIAL PAPER - 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $426,505)	4.855%	5/4/23	430,000	426,385	(h)

			SHARES
MONEY MARKET FUNDS - 4.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $20,301,431)	4.513%		20,301,431	20,301,431	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $20,727,936)				20,727,816

TOTAL INVESTMENTS - 99.2% (Cost - $535,623,755)				503,112,259
Other Assets in Excess of Liabilities - 0.8%				3,855,091

TOTAL NET ASSETS - 100.0%				$506,967,350

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	25

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Rate shown represents yield-to-maturity.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $20,301,431 and the cost was $20,301,431 (Note 2).

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

26	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

At February 28, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	$95.250	176	$440,000	$(71,500)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	416	1,040,000	(200,200)
U.S. Treasury 5-Year Notes Futures, Call	3/24/23	108.250	64	64,000	(13,000)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $264,596)					$(284,700)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At February 28, 2023, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
3-Month SOFR	61	3/26	$14,698,799	$14,731,500	$32,701
U.S. Treasury 10-Year Notes	181	6/23	20,214,634	20,209,781	(4,853)

					27,848

Contracts to Sell:
3-Month SOFR	2	3/24	477,596	473,750	3,846
3-Month SOFR	358	3/25	86,461,604	86,081,100	380,504
U.S. Treasury 2-Year Notes	521	6/23	106,457,837	106,141,539	316,298
U.S. Treasury 5-Year Notes	628	6/23	67,121,396	67,230,345	(108,949)
U.S. Treasury Long-Term Bonds	13	6/23	1,635,797	1,627,844	7,953
U.S. Treasury Ultra Long- Term Bonds	2	6/23	271,911	270,125	1,786

					601,438

Net unrealized appreciation on open futures contracts					$629,286

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	27

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

At February 28, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	$(687,749)	$333	$(688,082)
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	475,278	2,568	472,710
	11,446,000	8/15/28	1.130% annually	Daily SOFR Compound annually	1,547,479	70,145	1,477,334
	709,000	8/15/28	1.220% annually	Daily SOFR Compound annually	92,769	(1,042)	93,811
	11,582,000	9/30/29	3.250% annually	Daily SOFR Compound annually	351,627	5,105	346,522

Total	$50,479,000				$1,779,404	$77,109	$1,702,295

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.39 Index	$10,454,000	12/20/27	1.000% quarterly	$106,061	$(6,333)	$112,394

See Notes to Schedule of Investments.

28	Western Asset Ultra-Short Income Fund 2023 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2023 Quarterly Report	29

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

30

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

31

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$256,460,048	—	$256,460,048
Asset-Backed Securities	—	100,992,202	—	100,992,202
Collateralized Mortgage Obligations	—	88,481,637	—	88,481,637
Mortgage-Backed Securities	—	20,824,384	—	20,824,384
Senior Loans	—	11,716,067	—	11,716,067
Sovereign Bonds	—	3,013,809	—	3,013,809
U.S. Government & Agency Obligations	—	604,446	—	604,446
Purchased Options	$291,850	—	—	291,850

Total Long-Term Investments	291,850	482,092,593	—	482,384,443

Short-Term Investments†:
Commercial Paper	—	426,385	—	426,385
Money Market Funds	20,301,431	—	—	20,301,431

Total Short-Term Investments	20,301,431	426,385	—	20,727,816

Total Investments	$20,593,281	$482,518,978	—	$503,112,259

Other Financial Instruments:
Futures Contracts††	$743,088	—	—	$743,088
Centrally Cleared Interest Rate Swaps††	—	$2,390,377	—	2,390,377
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	112,394	—	112,394

Total Other Financial Instruments	$743,088	$2,502,771	—	$3,245,859

Total	$21,336,369	$485,021,749	—	$506,358,118

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$284,700	—	—	$284,700
Futures Contracts††	113,802	—	—	113,802
Centrally Cleared Interest Rate Swaps††	—	$688,082	—	688,082

Total	$398,502	$688,082	—	$1,086,584

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

32

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2023. The following transactions were effected in such company for the period ended February 28, 2023.

	Affiliate Value at May 31,	Purchased		Sold		Realized	Dividend	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at February 28,
	2022	Cost	Shares	Proceeds	Shares	Gain (Loss)	Income	(Depreciation)	2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$262,197,662	262,197,662	$241,896,231	241,896,231	—	$486,820	—	$20,301,431

33